SCHEDULE OF DEPOSITS, PREPAYMENTS AND OTHER RECEIVABLES (Details) $ in Thousands, $ in Thousands		Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Deposits			$ 96	$ 155
Prepayments			1,386	89
Advance to suppliers	[1]		70	871
Lease receivables – Current			967	568
Goods and services tax receivable			444
Others			33	125
Deposits, prepayments and other receivables		$ 2,330	2,996	1,808
Lease receivables – Non-current		$ 236	$ 304	$ 343

[1]	Advance to suppliers was related to purchase orders.